UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York              May 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       Zero

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $249,596
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                       13F Report: (03/31/03) Trafelet & Company, LLC
                                                                 Value   Shares   SH   Put   Investment  Other  Voting Authority
         Issuer                       Type            Cusip      x 1000  Prn Amt  /PRN /Call Discretion   Mgrs  Sole  Shared  None
ARGOSY GAMING CORP COM             COMMON STOCK     040228108      5495    275000  SH          SOLE         0   275000   0      0
ARGOSY GAMING CORP COM             COMMON STOCK     040228108      2857    143000  SH          SOLE         1   143000   0      0
BOYD GAMING CORP COM               COMMON STOCK     103304101       845     66300  SH          SOLE         0    66300   0      0
BOYD GAMING CORP COM               COMMON STOCK     103304101       567     44500  SH          SOLE         1    44500   0      0
CANADIAN NATURAL RES OURCES CA     COMMON STOCK     136385101      2890     85000  SH          SOLE         0    85000   0      0
CANADIAN NATURAL RES OURCES CA     COMMON STOCK     136385101      1421     41800  SH          SOLE         1    41800   0      0
CELADON GROUP INC COM              COMMON STOCK     150838100      3991    502691  SH          SOLE         0   502691   0      0
CELADON GROUP INC COM              COMMON STOCK     150838100      1838    231491  SH          SOLE         1   231491   0      0
COMPANIA ANONIMA NACIONAL TELE     ADRS STOCKS      204421101      1998    222500  SH          SOLE         0   222500   0      0
COMPANIA ANONIMA NACIONAL TELE     ADRS STOCKS      204421101       997    111000  SH          SOLE         1   111000   0      0
CROWN HOLDINGS INC                 COMMON STOCK     228368106     17442   3103600  SH          SOLE         0  3103600   0      0
CROWN HOLDINGS INC                 COMMON STOCK     228368106      9098   1618900  SH          SOLE         1  1618900   0      0
DAN RIVER INC COM                  COMMON STOCK     235774106      4996   1469500  SH          SOLE         0  1469500   0      0
DAN RIVER INC COM                  COMMON STOCK     235774106      2461    723700  SH          SOLE         1   723700   0      0
DEAN FOODS CO NEW                  COMMON STOCK     242370104      5578    130000  SH          SOLE         0   130000   0      0
DEAN FOODS CO NEW                  COMMON STOCK     242370104      2768     64500  SH          SOLE         1    64500   0      0
DECKER OUTDOOR CORP COM            COMMON STOCK     243537107       869    206800  SH          SOLE         0   206800   0      0
DECKER OUTDOOR CORP COM            COMMON STOCK     243537107       451    107400  SH          SOLE         1   107400   0      0
FINISH LINE INC CL A               COMMON STOCK     317923100      3638    242500  SH          SOLE         0   242500   0      0
FINISH LINE INC CL A               COMMON STOCK     317923100      1890    126000  SH          SOLE         1   126000   0      0
GYMBOREE CORP COM                  COMMON STOCK     403777105      4392    292000  SH          SOLE         0   292000   0      0
GYMBOREE CORP COM                  COMMON STOCK     403777105      2283    151800  SH          SOLE         1   151800   0      0
HARVEST NATURAL RESO URCES INC     COMMON STOCK     41754V103      1408    289800  SH          SOLE         0   289800   0      0
HARVEST NATURAL RESO URCES INC     COMMON STOCK     41754V103       733    150900  SH          SOLE         1   150900   0      0
HOLLYWOOD ENTERTAINM ENT CORP      COMMON STOCK     436141105     10746    672040  SH          SOLE         0   672040   0      0
HOLLYWOOD ENTERTAINM ENT CORP      COMMON STOCK     436141105      5597    350040  SH          SOLE         1   350040   0      0
JARDEN CORP Com                    COMMON STOCK     471109108     13408    515700  SH          SOLE         0   515700   0      0
JARDEN CORP Com                    COMMON STOCK     471109108      6843    263200  SH          SOLE         1   263200   0      0
KIRKLANDS INC                      COMMON STOCK     497498105      9716    777300  SH          SOLE         0   777300   0      0
KIRKLANDS INC                      COMMON STOCK     497498105      5118    409400  SH          SOLE         1   409400   0      0
LENNOX INTL. INCORPORATED          COMMON STOCK     526107107      1829    127000  SH          SOLE         0   127000   0      0
LENNOX INTL. INCORPORATED          COMMON STOCK     526107107       953     66200  SH          SOLE         1    66200   0      0
MARVEL ENTERPRISES INC             COMMON STOCK     57383M108     11389    824100  SH          SOLE         0   824100   0      0
MARVEL ENTERPRISES INC             COMMON STOCK     57383M108      6030    436300  SH          SOLE         1   436300   0      0
NATIONAL RESEARCH CORP COM         COMMON STOCK     637372103      1833    163700  SH          SOLE         0   163700   0      0
NATIONAL RESEARCH CORP COM         COMMON STOCK     637372103       952     85000  SH          SOLE         1    85000   0      0
OWENS ILL INC COM NEW              COMMON STOCK     690768403       632     69900  SH          SOLE         0    69900   0      0
OWENS ILL INC COM NEW              COMMON STOCK     690768403       423     46800  SH          SOLE         1    46800   0      0
PACKAGING DYNAMICS CORP COM        COMMON STOCK     695160101      1313    208400  SH          SOLE         0   208400   0      0
PACKAGING DYNAMICS CORP COM        COMMON STOCK     695160101       678    107600  SH          SOLE         1   107600   0      0
PARKER DRILLING CO U SD COM        COMMON STOCK     701081101      3323   1402100  SH          SOLE         0  1402100   0      0
PARKER DRILLING CO U SD COM        COMMON STOCK     701081101      1728    729100  SH          SOLE         1   729100   0      0
PREMCOR INC Com                    COMMON STOCK     74045Q104     11047    430000  SH          SOLE         0   430000   0      0
PREMCOR INC Com                    COMMON STOCK     74045Q104      5744    223600  SH          SOLE         1   223600   0      0
REDWOOD TR INC COM                 COMMON STOCK     758075402      1368     42100  SH          SOLE         0    42100   0      0
REDWOOD TR INC COM                 COMMON STOCK     758075402       709     21800  SH          SOLE         1    21800   0      0
SCIENTIFIC GAMES COM STK           COMMON STOCK     80874P109     13463   2493100  SH          SOLE         0  2493100   0      0
SCIENTIFIC GAMES COM STK           COMMON STOCK     80874P109      6960   1288800  SH          SOLE         1  1288800   0      0
SUNOCO INC                         COMMON STOCK     86764P109      2011     55000  SH          SOLE         0    55000   0      0
SUNOCO INC                         COMMON STOCK     86764P109      1046     28600  SH          SOLE         1    28600   0      0
TESORO PETROLEUM CORP              COMMON STOCK     881609101      7400   1000000  SH          SOLE         0  1000000   0      0
TESORO PETROLEUM CORP              COMMON STOCK     881609101      3848    520000  SH          SOLE         1   520000   0      0
U S INDS INC NEW COM               COMMON STOCK     912080108      3853    973000  SH          SOLE         0   973000   0      0
U S INDS INC NEW COM               COMMON STOCK     912080108      2004    506000  SH          SOLE         1   506000   0      0
ULTRA PETROLEUM CORP COM           COMMON STOCK     903914109      1810    205000  SH          SOLE         0   205000   0      0
ULTRA PETROLEUM CORP COM           COMMON STOCK     903914109       923    104500  SH          SOLE         1   104500   0      0
VALERO ENERGY CORP COMSTK          COMMON STOCK     91913Y100      8959    216500  SH          SOLE         0   216500   0      0
VALERO ENERGY CORP COMSTK          COMMON STOCK     91913Y100      4659    112600  SH          SOLE         1   112600   0      0
WALLACE COMPUTER SERVICES INC      COMMON STOCK     932270101      3737    150000  SH          SOLE         0   150000   0      0
WALLACE COMPUTER SERVICES INC      COMMON STOCK     932270101      1918     77000  SH          SOLE         1    77000   0      0
WEBEX COMMUNICATIONS INC           OPTIONS - PUTS   94767L0RV      3105    300000  SH   PUT    SOLE         0   300000   0      0
WEBEX COMMUNICATIONS INC           OPTIONS - PUTS   94767L0RV      1615    156000  SH   PUT    SOLE         1   156000   0      0

                 Records                37  Total Mkt Value      249596









 03388.0002 #403368